Consolidated Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
SAF-NPRT1-1025
1.9918628.100
Alternative Funds - 68.1%
	Shares	Value ($)
BlackRock Global Equity Market Neutral Fund A Shares	11,284,966	156,861,027
BlackRock Systematic Multi-Strategy Fund Investor A Shares	10,366,645	107,709,442
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (a)	5,863,859	60,456,382
Fidelity SAI Alternative Risk Premia Strategy Fund (a)	3,090,443	30,100,917
Fidelity SAI Convertible Arbitrage Fund (a)	30,631,174	341,843,907
Fidelity SAI Managed Futures Fund (a)	7,571,671	77,382,472
Fidelity SAI Merger Arbitrage Fund (a)	15,269,494	155,290,755
Stone Ridge Diversified Alternatives Fund Class I	11,939,436	124,886,497
TOTAL ALTERNATIVE FUNDS (Cost $1,044,618,494)		1,054,531,399

Common Stocks - 5.7%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Chemicals - 0.1%
Orica Ltd	128,057	1,837,770
Metals & Mining - 0.1%
BHP Group Ltd (United Kingdom)	52,315	1,458,726
TOTAL AUSTRALIA		3,296,496
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	5,347	1,299,268
CANADA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp	68,937	1,136,442
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Magna International Inc	15,948	732,051
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	15,344	918,618
TOTAL CONSUMER DISCRETIONARY		1,650,669

Financials - 0.1%
Banks - 0.1%
Royal Bank of Canada	14,358	2,086,555
Materials - 0.1%
Containers & Packaging - 0.1%
CCL Industries Inc Class B	16,387	981,656
Utilities - 0.1%
Electric Utilities - 0.1%
Emera Inc	24,814	1,181,843
TOTAL CANADA		7,037,165
CHINA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	11,634	1,398,639
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	63,763	832,107
Utilities - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd	177,900	1,426,304
TOTAL CHINA		3,657,050
FINLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	9,615	512,036
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	60,890	710,785
TOTAL FINLAND		1,222,821
FRANCE - 0.3%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	10,792	448,207
Financials - 0.3%
Banks - 0.1%
BNP Paribas SA	15,043	1,351,836
Insurance - 0.2%
SCOR SE	42,703	1,398,831
TOTAL FINANCIALS		2,750,667

Information Technology - 0.0%
IT Services - 0.0%
Sopra Steria Group	2,234	414,510
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	3,222	663,853
TOTAL FRANCE		4,277,237
GERMANY - 0.2%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	34,515	1,873,994
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Deutsche Post AG	28,504	1,299,147
TOTAL GERMANY		3,173,141
INDONESIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Nickel Industries Ltd	2,151,534	981,044
ITALY - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
De' Longhi SpA	12,165	426,101
Financials - 0.1%
Financial Services - 0.1%
Nexi SpA (c)(d)	241,750	1,533,468
TOTAL ITALY		1,959,569
JAPAN - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nifco Inc/Japan	22,000	631,554
Consumer Staples - 0.1%
Household Products - 0.1%
Lion Corp	143,100	1,528,042
Industrials - 0.2%
Machinery - 0.2%
Makita Corp	53,200	1,796,107
Miura Co Ltd	46,700	893,922
		2,690,029
Materials - 0.1%
Chemicals - 0.1%
Kuraray Co Ltd	110,900	1,321,343
TOTAL JAPAN		6,170,968
KOREA (SOUTH) - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
KT Corp	25,718	1,001,730
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	5,156	983,791
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	13,163	658,544
TOTAL INFORMATION TECHNOLOGY		1,642,335

TOTAL KOREA (SOUTH)		2,644,065
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
NN Group NV	11,218	771,950
Industrials - 0.0%
Electrical Equipment - 0.0%
TKH Group NV depository receipt	15,085	610,972
TOTAL NETHERLANDS		1,382,922
NORWAY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Storebrand ASA A Shares	103,523	1,592,162
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	15,903	565,403
Industrials - 0.1%
Machinery - 0.1%
Fluidra SA	56,430	1,606,865
TOTAL SPAIN		2,172,268
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	11,619	1,441,569
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA Series A	4,272	747,954
Information Technology - 0.0%
Software - 0.0%
Temenos AG	7,117	632,405
Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	7,617	745,292
TOTAL SWITZERLAND		2,125,651
TAIWAN - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	451,000	1,239,387
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd	54,000	2,022,377
TOTAL TAIWAN		3,261,764
THAILAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	563,000	768,258
UNITED KINGDOM - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	128,872	1,399,042
Media - 0.0%
WPP PLC	110,205	584,375
TOTAL COMMUNICATION SERVICES		1,983,417

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (c)(d)	317,759	1,016,157
Utilities - 0.2%
Electric Utilities - 0.0%
SSE PLC	46,711	1,091,558
Multi-Utilities - 0.2%
Centrica PLC	912,555	1,985,172
National Grid PLC	27,267	382,995
		2,368,167
TOTAL UTILITIES		3,459,725

TOTAL UNITED KINGDOM		6,459,299
UNITED STATES - 2.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Meta Platforms Inc Class A	2,760	2,038,812
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp (b)	23,217	740,390
Expedia Group Inc Class A	9,617	2,065,732
		2,806,122
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp	8,435	917,391
Dollar Tree Inc (b)	13,182	1,439,079
		2,356,470
Food Products - 0.0%
Darling Ingredients Inc (b)	18,818	639,059
TOTAL CONSUMER STAPLES		2,995,529

Energy - 0.1%
Energy Equipment & Services - 0.1%
Valaris Ltd (b)	17,336	861,079
Financials - 0.5%
Banks - 0.3%
Comerica Inc	10,389	733,256
JPMorgan Chase & Co	6,200	1,868,804
Wells Fargo & Co	20,424	1,678,444
		4,280,504
Capital Markets - 0.1%
Morgan Stanley	13,031	1,960,905
Financial Services - 0.1%
Apollo Global Management Inc	9,916	1,350,857
TOTAL FINANCIALS		7,592,266

Health Care - 0.3%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp (b)	17,156	1,809,958
Insulet Corp (b)	4,639	1,576,703
		3,386,661
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co	25,012	1,180,066
TOTAL HEALTH CARE		4,566,727

Industrials - 0.3%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc	7,396	2,053,278
Air Freight & Logistics - 0.1%
FedEx Corp	5,499	1,270,654
Building Products - 0.0%
Fortune Brands Innovations Inc	11,994	701,889
Electrical Equipment - 0.0%
NEXTracker Inc Class A (b)	10,366	697,217
Professional Services - 0.0%
TransUnion	6,076	537,118
TOTAL INDUSTRIALS		5,260,156

Information Technology - 0.3%
IT Services - 0.1%
Cognizant Technology Solutions Corp Class A	22,481	1,624,252
Software - 0.2%
Fair Isaac Corp (b)	739	1,124,492
Microsoft Corp	3,985	2,019,160
		3,143,652
TOTAL INFORMATION TECHNOLOGY		4,767,904

Materials - 0.1%
Metals & Mining - 0.1%
Steel Dynamics Inc	8,800	1,152,096
Real Estate - 0.0%
Residential REITs - 0.0%
Sun Communities Inc	4,557	578,146
Utilities - 0.1%
Electric Utilities - 0.1%
NRG Energy Inc	5,436	791,264
TOTAL UNITED STATES		33,410,101
TOTAL COMMON STOCKS (Cost $86,745,357)		88,332,818

Fixed-Income Funds - 10.1%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $153,489,323)	13,718,007	155,836,559

Money Market Funds - 14.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	778,653	778,809
Fidelity Investments Money Market Government Portfolio - Institutional Class (a)(f)	4.25	114,306,564	114,306,564
State Street Institutional U.S. Government Money Market Fund Premier Class (f)	4.23	104,056,564	104,056,564
TOTAL MONEY MARKET FUNDS (Cost $219,141,937)			219,141,937

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	30	19,380,780	5,930	10/17/2025	76,800
S&P 500 Index	Chicago Board Options Exchange	30	19,380,780	5,750	9/19/2025	13,199
S&P 500 Index	Chicago Board Options Exchange	29	18,734,754	6,070	11/21/2025	195,750
S&P 500 Index	Chicago Board Options Exchange	57	36,823,482	4,100	7/17/2026	203,490
S&P 500 Index	Chicago Board Options Exchange	59	38,115,534	3,950	6/18/2026	169,920
S&P 500 Index	Chicago Board Options Exchange	54	34,885,404	4,150	8/21/2026	224,100

						883,259
TOTAL PURCHASED OPTIONS (Cost $1,348,421)						883,259

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $1,505,343,531)	1,518,725,972
NET OTHER ASSETS (LIABILITIES) - 2.0% (g)(h)(i)	30,688,976
NET ASSETS - 100.0%	1,549,414,948

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CEC Gold Bullion Contracts (United States)	39	12/29/2025	13,712,790	387,985	387,985
ICE Brent Crude Oil Contracts (United Kingdom)	15	9/30/2025	1,012,200	23,853	23,853
ICE Brent Crude Oil Contracts (United Kingdom)	4	10/31/2025	267,560	2,845	2,845
ICE Coffee Robusta Contracts (United Kingdom)	14	11/24/2025	674,100	178,212	178,212
ICE Coffee Robusta Contracts (United Kingdom)	3	1/26/2026	141,090	22,326	22,326
ICE Cotton No 2 Contracts (United States)	3	12/8/2025	99,810	(1,023)	(1,023)
ICE Cotton No 2 Contracts (United States)	1	3/9/2026	34,220	(278)	(278)
ICE ENDEX Natural Gas Contracts (Netherlands)	15	9/29/2025	413,414	(6,867)	(6,867)
ICE ENDEX Natural Gas Contracts (Netherlands)	5	10/30/2025	136,520	864	864
ICE Gas Oil Contracts (United Kingdom)	8	10/10/2025	538,000	1,516	1,516
ICE Gas Oil Contracts (United Kingdom)	1	9/11/2025	67,525	1,199	1,199
ICE Gas Oil Contracts (United Kingdom)	1	12/11/2025	65,100	1,824	1,824
ICE Gas Oil Contracts (United Kingdom)	3	11/12/2025	198,900	1,522	1,522
ICE WTI Crude Contracts (United Kingdom)	3	9/19/2025	192,030	2,867	2,867
ICE WTI Crude Contracts (United Kingdom)	2	11/19/2025	125,980	(2,022)	(2,022)
ICE WTI Crude Contracts (United Kingdom)	4	10/20/2025	253,840	3,305	3,305
NYMEX Gasoline RBOB Contracts (United States)	4	11/28/2025	314,782	3,789	3,789
NYMEX Gasoline RBOB Contracts (United States)	9	9/30/2025	744,244	11,567	11,567
NYMEX Gasoline RBOB Contracts (United States)	6	10/31/2025	482,177	1,539	1,539
NYMEX Gasoline RBOB Contracts (United States)	2	12/31/2025	155,963	996	996
NYMEX Heating Oil Contracts (United States)	2	11/28/2025	188,605	(785)	(785)
NYMEX Heating Oil Contracts (United States)	7	9/30/2025	667,321	(1,151)	(1,151)
NYMEX Heating Oil Contracts (United States)	4	10/31/2025	379,898	(415)	(415)
NYMEX Heating Oil Contracts (United States)	1	12/31/2025	94,080	(653)	(653)
NYMEX WTI Crude Contracts (United Kingdom)	10	11/20/2025	629,900	2,591	2,591
NYMEX WTI Crude Contracts (United States)	10	10/21/2025	634,600	11,001	11,001
NYMEX WTI Crude Contracts (United States)	33	9/22/2025	2,112,330	34,558	34,558

TOTAL COMMODITY CONTRACTS					681,165

Equity Contracts
CBOE VIX Index Contracts (United States)	65	9/17/2025	1,114,685	(127,536)	(127,536)
CBOE VIX Index Contracts (United States)	1	12/17/2025	20,400	(52)	(52)
CBOE VIX Index Contracts (United States)	11	11/19/2025	222,350	(4,071)	(4,071)
CBOE VIX Index Contracts (United States)	36	10/22/2025	696,391	(23,776)	(23,776)
CME E-Mini Nasdaq 100 Index Contracts (United States)	7	9/19/2025	3,284,645	773	773
CME E-Mini S&P 500 Index Contracts (United States)	52	9/19/2025	16,829,150	340,552	340,552
Eurex DAX Contracts (Germany)	8	9/19/2025	5,605,693	(50,715)	(50,715)
Eurex Swiss Market Index Contracts (Germany)	29	9/19/2025	4,422,033	118,540	118,540
HKEX Hang Seng Index Contracts (Hong Kong)	28	9/29/2025	4,493,900	(109,490)	(109,490)
HKEX Hang Seng Index Contracts (Hong Kong)	67	9/29/2025	3,837,534	(107,433)	(107,433)
ICE MSCI Emerging Markets Index Contracts (United States)	97	9/19/2025	6,134,765	75,168	75,168
IDEM FTSE MIB Index Contracts (Italy)	12	9/19/2025	2,965,556	107,888	107,888
KRX KOSPI 200 Index Contracts (South Korea)	54	9/11/2025	4,187,207	18,662	18,662
OSE TOPIX Contracts (Japan)	24	9/11/2025	5,017,863	252,242	252,242
SGX FTSE Taiwan RIC Capped Index Contracts (Singapore)	10	9/26/2025	802,400	(2,528)	(2,528)
SGX MSCI Singapore Index Contracts (Singapore)	76	9/29/2025	2,630,177	(4,372)	(4,372)
SGX-DC FTSE China A50 Index Contracts (Singapore)	521	9/29/2025	7,807,185	3,451	3,451
TME S&P/TSX 60 Index Contracts (Canada)	22	9/18/2025	5,432,759	203,412	203,412

TOTAL EQUITY CONTRACTS					690,715

Foreign Exchange Contracts
CME Euro Spot Rate Contracts (United States)	3	9/15/2025	439,178	(5,415)	(5,415)
CME Euro/CZK Cross-Currency Rate Contracts (United States)	8	9/15/2025	1,530,192	9,730	9,730
CME Euro/HUF Cross-Currency Rate Contracts (United States)	25	9/15/2025	2,209,883	23,247	23,247
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	22	9/15/2025	3,014,926	8,018	8,018
CME Mexican Peso Contracts (United States)	320	9/15/2025	8,564,800	43,772	43,772
CME South African Rand Contracts (United States)	130	9/15/2025	3,682,250	32,079	32,079
CME United Kingdom Pound Contracts (United States)	410	9/15/2025	34,627,063	44,407	44,407
KRX US Dollar Contracts (South Korea)	199	9/15/2025	1,990,000	6,437	6,437

TOTAL FOREIGN EXCHANGE CONTRACTS					162,275

Interest Rate Contracts
ASX 90 Day Bill Contract (Australia)	96	12/11/2025	62,317,054	18,424	18,424
ASX 90 Day Bill Contract (Australia)	19	12/10/2026	12,337,808	15,417	15,417
ASX 90 Day Bill Contract (Australia)	42	6/11/2026	27,275,051	13,310	13,310
ASX 90 Day Bill Contract (Australia)	67	3/12/2026	43,504,879	9,760	9,760
CBOT US Treasury Ultra Bond Contracts (United States)	65	12/19/2025	7,568,438	(10,302)	(10,302)
Eurex Euro-BTP Contracts (Germany)	192	9/8/2025	27,010,651	(197,533)	(197,533)
Eurex Euro-Bobl Contracts (Germany)	107	9/8/2025	14,703,561	(16,718)	(16,718)
Eurex Euro-Bund Contracts (Germany)	137	9/8/2025	20,763,795	(82,590)	(82,590)
Eurex Euro-OAT Contracts (Germany)	122	9/8/2025	17,399,946	(225,345)	(225,345)
Eurex Short Euro-BTP Contracts (Germany)	82	9/8/2025	10,334,253	(13,871)	(13,871)
FTSE 100 Index	33	9/10/2026	21,430,397	(1,284)	(1,284)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	65	12/29/2025	7,952,544	9,684	9,684

TOTAL INTEREST RATE CONTRACTS					(481,048)

TOTAL PURCHASED					1,053,107

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	95	12/12/2025	1,996,188	(36,771)	(36,771)
CBOT Corn Contracts (United States)	28	3/13/2026	612,850	(13,794)	(13,794)
CBOT Corn Contracts (United States)	5	5/14/2026	111,938	(1,400)	(1,400)
CBOT Corn Contracts (United States)	8	7/14/2026	181,500	(2,707)	(2,707)
CBOT Corn Contracts (United States)	1	9/14/2026	22,575	(165)	(165)
CBOT Hard Red Winter Wheat Contracts (United States)	90	12/12/2025	2,338,875	59,416	59,416
CBOT Hard Red Winter Wheat Contracts (United States)	17	3/13/2026	459,638	10,571	10,571
CBOT Hard Red Winter Wheat Contracts (United States)	5	5/14/2026	138,750	2,638	2,638
CBOT Soybean Contracts (United States)	37	11/14/2025	1,950,825	(87,554)	(87,554)
CBOT Soybean Contracts (United States)	3	3/13/2026	163,050	(5,007)	(5,007)
CBOT Soybean Contracts (United States)	2	5/14/2026	109,900	(830)	(830)
CBOT Soybean Contracts (United States)	1	7/14/2026	55,063	(2)	(2)
CBOT Soybean Meal Contracts (United States)	8	12/12/2025	231,200	170	170
CBOT Soybean Meal Contracts (United States)	2	10/14/2025	56,680	365	365
CBOT Soybean Meal Contracts (United States)	1	3/13/2026	29,920	(262)	(262)
CBOT Soybean Meal Contracts (United States)	1	1/14/2026	29,280	(362)	(362)
CBOT Soybean Meal Contracts (United States)	1	5/14/2026	30,450	(1,622)	(1,622)
CBOT Soybean Oil Contracts (United States)	8	12/12/2025	250,272	7,240	7,240
CBOT Soybean Oil Contracts (United States)	2	10/14/2025	62,040	2,629	2,629
CBOT Soybean Oil Contracts (United States)	1	1/14/2026	31,452	2,158	2,158
CBOT Soybeans Contracts (United States)	6	1/14/2026	321,750	(8,965)	(8,965)
CBOT Wheat Contracts (United States)	27	12/12/2025	721,238	4,759	4,759
CBOT Wheat Contracts (United States)	5	3/13/2026	138,000	2,413	2,413
CBOT Wheat Contracts (United States)	2	5/14/2026	56,250	(130)	(130)
CBOT Wheat Contracts (United States)	2	7/14/2026	57,100	(417)	(417)
CEC Silver Bullion Contracts (United States)	73	12/29/2025	14,863,895	(682,960)	(682,960)
CME Copper Contracts (United States)	9	12/29/2025	1,032,863	(2,430)	(2,430)
CME Lean Hogs Contracts (United States)	16	12/12/2025	559,360	(19,729)	(19,729)
CME Lean Hogs Contracts (United States)	24	10/14/2025	912,240	(28,118)	(28,118)
CME Lean Hogs Contracts (United States)	8	2/13/2026	286,800	(6,939)	(6,939)
CME Lean Hogs Contracts (United States)	5	4/15/2026	184,900	(5,802)	(5,802)
CME Live Cattle Contracts (United States)	3	10/31/2025	287,580	(10,547)	(10,547)
CME Live Cattle Contracts (United States)	1	12/31/2025	96,310	(3,292)	(3,292)
CME Live Cattle Contracts (United States)	1	2/27/2026	96,900	(4,372)	(4,372)
Euronext MATIF Rapeseed Contracts (France)	16	10/31/2025	432,863	14,717	14,717
Euronext MATIF Rapeseed Contracts (France)	28	1/30/2026	768,156	17,029	17,029
Euronext MATIF Rapeseed Contracts (France)	16	4/30/2026	442,456	5,984	5,984
Euronext MATIF Wheat Contracts (France)	74	3/10/2026	870,055	17,215	17,215
Euronext MATIF Wheat Contracts (France)	26	5/11/2026	313,299	3,184	3,184
Euronext Mill Wheat Contracts (France)	7	9/10/2025	78,413	4,200	4,200
Euronext Mill Wheat Contracts (France)	211	12/10/2025	2,394,434	81,305	81,305
ICE Canola Contracts (United States)	2	11/14/2025	18,244	1,600	1,600
ICE Cocoa Contracts (United States)	1	12/11/2025	71,662	(884)	(884)
ICE Cocoa Contracts (United States)	2	12/15/2025	154,200	2,495	2,495
ICE Cocoa Contracts (United States)	1	3/16/2026	75,020	1,137	1,137
ICE Coffee C Contracts (United States)	3	12/18/2025	434,363	(88,020)	(88,020)
ICE ENDEX Carbon Emission Contracts (Netherlands)	3	12/15/2025	256,173	(7,301)	(7,301)
ICE Sugar No 11 Contracts (United States)	51	9/30/2025	935,054	(5,941)	(5,941)
ICE Sugar No 11 Contracts (United States)	14	2/27/2026	266,717	(998)	(998)
ICE Sugar No 11 Contracts (United States)	1	4/30/2026	18,715	(137)	(137)
ICE White Sugar Contracts (United Kingdom)	6	11/14/2025	143,310	(1,563)	(1,563)
ICE White Sugar Contracts (United Kingdom)	10	9/15/2025	246,350	(10,813)	(10,813)
ICE White Sugar Contracts (United Kingdom)	3	2/13/2026	70,710	(239)	(239)
MATIF Rapeseed Contracts (France)	5	7/31/2026	134,758	(212)	(212)
MATIF Wheat Contracts (France)	6	9/10/2026	74,055	1,796	1,796
NYMEX Natural Gas Contracts (United States)	3	9/26/2025	89,910	12,904	12,904
NYMEX Natural Gas Contracts (United States)	1	10/29/2025	33,330	(732)	(732)
NYMEX Natural Gas Contracts (United States)	1	12/29/2025	42,430	3,848	3,848
NYMEX Platinum Bullion Contracts (United States)	32	10/29/2025	2,192,800	20,087	20,087
NYMEX Platinum Bullion Contracts (United States)	1	1/28/2026	69,175	(652)	(652)

TOTAL COMMODITY CONTRACTS					(761,809)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	20	9/18/2025	2,924,410	(79,717)	(79,717)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	12	9/19/2025	2,736,060	(70,915)	(70,915)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	6	9/19/2025	1,955,100	(58,750)	(58,750)
CME Russell 2000 Index Contracts (United States)	64	9/19/2025	7,583,360	(436,551)	(436,551)
Eurex Euro STOXX 50 Contracts (Germany)	69	9/19/2025	4,328,373	(12,588)	(12,588)
Euronext CAC 40 Index Contracts (France)	32	9/19/2025	2,887,688	26,666	26,666
FTSE/JSE Top 40 Index Contracts (South Africa)	56	9/18/2025	2,988,413	(67,219)	(67,219)
ICE Financial Times 100 Contracts (United Kingdom)	16	9/19/2025	1,993,556	(10,605)	(10,605)
MEFF IBEX 35 Index Contracts (Spain)	28	9/19/2025	4,903,261	18,822	18,822
OSE Nikkei 225 Index Contracts (Japan)	108	9/11/2025	3,137,369	(153,134)	(153,134)
OSE Nikkei 225 Index Contracts (Japan)	11	9/11/2025	3,195,468	(156,570)	(156,570)
SGX Nikkei 225 Index Contracts (Singapore)	6	9/11/2025	871,593	(33,823)	(33,823)

TOTAL EQUITY CONTRACTS					(1,034,384)

Foreign Exchange Contracts
CME Australian Dollar Contracts (United States)	59	9/15/2025	3,863,025	(23,328)	(23,328)
CME Canadian Dollar Contracts (United States)	388	9/16/2025	28,285,200	97,140	97,140
CME Euro Spot Rate Contracts (United States)	182	9/15/2025	26,641,388	(80,581)	(80,581)
CME Israel Sheckel Contracts (United States)	13	9/15/2025	3,884,530	(48,423)	(48,423)
CME Japanese Yen Contracts (United States)	58	9/15/2025	4,939,788	8,057	8,057
CME New Zealand Dollar Contracts (United States)	113	9/15/2025	6,672,085	66,374	66,374
CME Swiss Franc Contracts (United States)	167	9/15/2025	26,141,763	41,873	41,873

TOTAL FOREIGN EXCHANGE CONTRACTS					61,112

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	58	9/15/2025	4,315,821	9,383	9,383
CBOT 10Y US Treasury Notes Contracts (United States)	4	12/19/2025	450,063	(1,442)	(1,442)
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	1	12/19/2025	114,422	(423)	(423)
CBOT 2Y US Treasury Notes Contracts (United States)	536	12/31/2025	111,802,063	(112,166)	(112,166)
CBOT 5Y US Treasury Notes Contracts (United States)	363	12/31/2025	39,748,500	(120,573)	(120,573)
CBOT US Treasury Long Bond Contracts (United States)	1	12/19/2025	114,313	(64)	(64)
CME 3M US SOFR Index Contracts (United States)	117	9/15/2026	28,300,838	(17,409)	(17,409)
CME 3M US SOFR Index Contracts (United States)	113	12/15/2026	27,384,138	(27,927)	(27,927)
CME 3M US SOFR Index Contracts (United States)	104	6/16/2026	25,086,100	(4,013)	(4,013)
CME 3M US SOFR Index Contracts (United States)	114	3/17/2026	27,425,550	621	621
CME 3M US SOFR Index Contracts (United States)	76	9/14/2027	18,437,600	(29,307)	(29,307)
CME 3M US SOFR Index Contracts (United States)	84	6/15/2027	20,381,550	(30,857)	(30,857)
CME 3M US SOFR Index Contracts (United States)	122	3/16/2027	29,592,625	(38,392)	(38,392)
CME US SOFR Index Contracts (United States)	57	12/14/2027	13,822,500	(24,564)	(24,564)
Eurex 30Y Deutschland Contracts (Germany)	8	9/8/2025	1,066,574	34,921	34,921
Eurex Euro-Schatz Contracts (Germany)	176	9/8/2025	22,043,911	40,387	40,387
Eurex Euro-Schatz Contracts (Germany)	58	12/8/2025	7,271,595	304	304
ICE 3M SONIA Index Contracts (United States)	21	9/15/2026	6,837,609	10,147	10,147
ICE 3M SONIA Index Contracts (United States)	18	12/15/2026	5,863,545	7,696	7,696
ICE 3M SONIA Index Contracts (United States)	18	6/16/2026	5,855,942	8,020	8,020
ICE 3M SONIA Index Contracts (United States)	22	3/17/2026	7,147,970	9,346	9,346
KRX 10Y Korean Treasury Bond Contracts (South Korea)	65	9/16/2025	5,557,985	(6,636)	(6,636)
OSE Japan Government Contracts (Japan)	6	9/12/2025	5,615,597	168	168
TME 2Y Canadian Bond Contacts (Canada)	20	12/18/2025	1,537,481	(1,193)	(1,193)

TOTAL INTEREST RATE CONTRACTS					(293,973)

TOTAL SOLD					(2,029,054)

TOTAL FUTURES CONTRACTS					(975,947)
The notional amount of futures purchased as a percentage of Net Assets is 27.7%
The notional amount of futures sold as a percentage of Net Assets is 38.4%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
iTraxx Europe Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly	EUR	13,000,000	(631)	0	(631)
iTraxx Crossover Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly	EUR	7,893,280	45,705	0	45,705
iTraxx Europe Senior Financials Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly	EUR	4,000,000	(1,451)	0	(1,451)
5Y CDX EM CDSI Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly		3,000,000	16,418	0	16,418
5Y CDX NA IG Series 44 Index	NR	6/20/2030	ICE	1%	Quarterly		17,000,000	9,349	0	9,349
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly		5,000,000	6,791	0	6,791

TOTAL CREDIT DEFAULT SWAPS								76,181	0	76,181

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.36% plus or minus a specified spread ranging from (2.08)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Mar 2040 - Jun 2040	23,573,976	15,141	42,979	58,120

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -6.1%
Health Care - 6.1%
Health Care Equipment & Supplies - 6.1%
Dexcom Inc (1)				13,694	1,031,706	3,560
TOTAL HEALTH CARE					1,031,706	3,560
TOTAL UNITED STATES					1,031,706	3,560
TOTAL LONG					1,031,706	3,560

SHORT
Common Stocks
CHINA -22.9%
Consumer Discretionary - 22.9%
Automobiles - 22.9%
NIO Inc Class A ADR (1)				(102,376)	(653,159)	13,309
TOTAL CONSUMER DISCRETIONARY					(653,159)	13,309
TOTAL CHINA					(653,159)	13,309
THAILAND -23.6%
Information Technology - 23.6%
Electronic Equipment, Instruments & Components - 23.6%
Delta Electronics Thailand PCL depository receipt				(146,700)	(681,128)	13,685
TOTAL INFORMATION TECHNOLOGY					(681,128)	13,685
TOTAL THAILAND					(681,128)	13,685
UNITED STATES -(26.5)%
Consumer Discretionary - (32.4)%
Hotels, Restaurants & Leisure - (43.2)%
Light & Wonder Inc Class A (1)				(19,725)	(1,823,971)	(12,624)
Papa John's International Inc				(12,026)	(585,786)	(12,507)
					(2,409,757)	(25,131)
Textiles, Apparel & Luxury Goods - 10.8%
Lululemon Athletica Inc (1)				(2,180)	(440,796)	6,278
TOTAL CONSUMER DISCRETIONARY					(2,850,553)	(18,853)
Energy - (16.9)%
Energy Equipment & Services - (16.9)%
NOV Inc				(109,087)	(1,449,766)	(9,818)
TOTAL ENERGY					(1,449,766)	(9,818)
Financials - (49.5)%
Banks - (13.7)%
Fifth Third Bancorp				(46,743)	(2,139,427)	(7,946)
Capital Markets - (14.5)%
Carlyle Group Inc/The				(24,598)	(1,588,047)	(3,444)
Cboe Global Markets Inc				(7,471)	(1,762,782)	(5,155)
CME Group Inc Class A				(5,208)	(1,387,984)	1,354
MarketAxess Holdings Inc				(5,401)	(992,920)	(6,967)
T Rowe Price Group Inc				(8,762)	(942,966)	5,783
					(6,674,699)	(8,429)
Financial Services - (9.8)%
WEX Inc (1)				(6,343)	(1,086,873)	(5,709)
Insurance - (11.5)%
Brown & Brown Inc				(9,192)	(891,164)	(6,710)
TOTAL FINANCIALS					(10,792,163)	(28,794)
Industrials - 54.6%
Building Products - 7.2%
Lennox International Inc				(2,571)	(1,434,258)	4,165
Electrical Equipment - 50.2%
Rockwell Automation Inc				(5,117)	(1,757,331)	29,167
Professional Services - (2.8)%
Dayforce Inc (1)				(23,256)	(1,622,571)	(1,628)
TOTAL INDUSTRIALS					(4,814,160)	31,704
Information Technology - 17.8%
Semiconductors & Semiconductor Equipment - 17.8%
Texas Instruments Inc				(6,427)	(1,301,339)	10,347
TOTAL INFORMATION TECHNOLOGY					(1,301,339)	10,347
TOTAL UNITED STATES					(21,207,981)	(15,414)
TOTAL COMMON STOCKS					(22,542,268)	11,580
TOTAL SHORT					(22,542,268)	11,580

TOTAL SWAP COMPONENTS					(21,510,562)	15,140

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.55% plus or minus a specified spread ranging from (.10)% to (.02)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Apr 2040 - Jul 2040	2,153,578	8,400	4,341	12,741

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (2.74)% to (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Jun 2040 - Aug 2040	13,155,935	169,949	13,776	183,725

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Jun 2040	9,134,075	160,702	(13,542)	147,160

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.38% plus or minus a specified spread ranging from (4.05)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2030 - Aug 2030	4,786,428	109,709	853	110,562

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.55% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2030	421,916	(1,646)	386	(1,260)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.75% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2030	4,015,789	(18,696)	(20,011)	(38,707)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (3.30)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Aug 2030	275,420	11,629	197	11,826

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of .25% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2030	551,873	(8,376)	4,739	(3,637)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 3.30% plus or minus a specified spread ranging from (.25)% to (.15)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2030	3,108,077	256,811	3,181	259,992

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2030	12,102,090	656,787	4,268	661,055

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.37% plus or minus a specified spread ranging from (3.34)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2027 - Aug 2027	6,320,354	(144,538)	7,350	(137,188)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CABROVER-1D benchmark of 2.75% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2027	736,340	(42,264)	4,029	(38,235)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.06)% plus or minus a specified spread ranging from (.26)% to .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2027	4,020,045	57,820	129	57,949

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.63)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2027	7,364,498	(49,578)	(386)	(49,964)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.31% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2027	2,115,620	34,599	5,721	40,320

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 2.13% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2027	3,396,001	125,497	1,836	127,333

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.38% plus or minus a specified spread of .23% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2025	502,732	42,253	498	42,751

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of .28% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2026	755,780	19,617	248	19,865

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 2.09% plus or minus a specified spread of .35% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2026	710,101	7,829	478	8,307

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.38% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG London	Jun 2028 - Jul 2028	8,561,672	(118,860)	(6,709)	(125,569)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.06)% plus or minus a specified spread ranging from (.41)% to (.20)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	UBS AG London	Aug 2028	1,420,796	32,249	10	32,259

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG London	Aug 2028	821,318	24,741	305	25,046

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG London	Jun 2028	686,207	(28,698)	(129)	(28,827)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.25% plus or minus a specified spread ranging from (.35)% to (.25)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	UBS AG London	Aug 2028	404,100	(6,778)	109	(6,669)

(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CABROVER-1D	Bank of Canada Overnight Lending Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
Legend

(a)	Affiliated Fund
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,514,070 or 0.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,514,070 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Includes $17,194,235 of cash collateral to cover margin requirements for futures contracts.
(h)	Includes $2,656,102 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(i)	Includes $1,260,000 of cash collateral segregated for over the counter (OTC) derivatives.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,302,878	524,069	4,875	-	-	778,809	778,653	0.0%
Total	-	1,302,878	524,069	4,875	-	-	778,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	199,066,659	84,760,095	639,909	-	-	114,306,564	114,306,564
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	-	59,605,660	6	-	-	850,728	60,456,382	5,863,859
Fidelity SAI Alternative Risk Premia Strategy Fund	-	29,583,118	3	-	-	517,802	30,100,917	3,090,443
Fidelity SAI Convertible Arbitrage Fund	-	337,612,216	33	-	-	4,231,724	341,843,907	30,631,174
Fidelity SAI Managed Futures Fund	-	76,713,603	8	-	-	668,877	77,382,472	7,571,671
Fidelity SAI Merger Arbitrage Fund	-	153,699,580	15	-	-	1,591,190	155,290,755	15,269,494
	-	856,280,836	84,760,160	639,909	-	7,860,321	779,380,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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